13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year 2013(In Millions)	Division I	Division II	Division III	Division IV	Division V	Total Segments
Revenues:
Finance Charges Earned	$ 19.8	$ 28.6	$ 28.0	$ 28.4	$ 23.9	$ 128.7
Insurance Income	3.6	11.8	10.7	5.5	5.9	37.5
Other	.1	2.1	1.9	1.4	1.8	7.3
	23.5	42.5	40.6	35.3	31.6	173.5
Expenses:
Interest Cost	1.4	2.8	2.8	2.6	1.9	11.5
Provision for Loan Losses	3.5	5.2	5.7	5.8	4.7	24.9
Depreciation	.4	.6	.5	.5	.5	2.5
Other	10.0	13.2	13.8	12.8	12.7	62.5
	15.3	21.8	22.8	21.7	19.8	101.4

Segment Profit	$ 8.2	$ 20.7	$ 17.8	$ 13.6	$ 11.8	$ 72.1

Segment Assets:
Net Receivables	$ 51.9	$ 98.7	$ 95.7	$ 94.5	$ 69.0	$409.8
Cash	.3	.6	.7	.5	.5	2.6
Net Fixed Assets	1.3	1.4	.9	1.3	1.2	6.1
Other Assets	.0	.0	.0	.1	.2	.3
Total Segment Assets	$ 53.5	$100.7	$ 97.3	$ 96.4	$ 70.9	$418.8

RECONCILIATION	2013 (In Millions)
Revenues:
Total revenues from reportable segments	$ 173.5
Corporate finance charges earned not allocated to segments	.2
Corporate investment income earned not allocated to segments	3.8
Timing difference of insurance income allocation to segments	8.1
Other revenues not allocated to segments	.4
Consolidated Revenues	$186.0

Net Income:
Total profit or loss for reportable segments	$ 72.1
Corporate earnings not allocated	12.5
Corporate expenses not allocated	(46.2)
Income taxes not allocated	(4.0)
Consolidated Net Income	$ 34.4

Assets:
Total assets for reportable segments	$418.8
Loans held at corporate level	1.9
Unearned insurance at corporate level	(17.5)
Allowance for loan losses at corporate level	(24.7)
Cash and cash equivalents held at corporate level	24.8
Investment securities at corporate level	146.1
Fixed assets at corporate level	2.7
Other assets at corporate level	9.7
Consolidated Assets	$561.8

         Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2012 followed by a reconciliation to consolidated Company data.

Year 2012(In Millions)	Division I	Division II	Division III	Division IV	Division V	Total Segments
Revenues:
Finance Charges Earned	$ 17.8	$ 26.7	$ 26.4	$ 26.6	$ 21.9	$ 119.4
Insurance Income	3.2	10.9	10.2	2.8	5.4	32.5
Other	.1	2.0	1.9	3.8	1.8	9.6
	21.1	39.6	38.5	33.2	29.1	161.5
Expenses:
Interest Cost	1.4	2.8	2.8	2.6	1.8	11.4
Provision for Loan Losses	3.0	4.8	5.2	4.9	3.9	21.8
Depreciation	.4	.5	.5	.5	.4	2.3
Other	9.1	12.3	13.0	11.6	11.7	57.7
	13.9	20.4	21.5	19.6	17.8	93.2

Segment Profit	$ 7.2	$ 19.2	$ 17.0	$ 13.6	$ 11.3	$ 68.3

Segment Assets:
Net Receivables	$ 46.8	$ 92.4	$ 90.5	$ 87.9	$ 62.1	$379.7
Cash	.3	.6	.8	.6	.6	2.9
Net Fixed Assets	1.3	1.4	1.2	1.3	1.2	6.4
Other Assets	.0	.1	.0	.2	.1	.4
Total Segment Assets	$ 48.4	$ 94.5	$ 92.5	$ 90.0	$ 64.0	$389.4

RECONCILIATION:	2012 (In Millions)
Revenues:
Total revenues from reportable segments	$ 161.6
Corporate finance charges earned not allocated to segments	(.1)
Corporate investment income earned not allocated to segments	3.4
Timing difference of insurance income allocation to segments	7.7
Other revenues not allocated to segments	.1
Consolidated Revenues	$172.7

Net Income:
Total profit or loss for reportable segments	$ 68.3
Corporate earnings not allocated	11.1
Corporate expenses not allocated	(42.8)
Income taxes not allocated	(3.9)
Consolidated Net Income	$ 32.7

Assets:
Total assets for reportable segments	$389.4
Loans held at corporate level	1.9
Unearned insurance at corporate level	(16.0)
Allowance for loan losses at corporate level	(22.0)
Cash and cash equivalents held at corporate level	30.0
Investment securities at corporate level	124.3
Fixed assets at corporate level	2.6
Other assets at corporate level	8.1
Consolidated Assets	$518.3

         Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2011 followed by a reconciliation to consolidated Company data.

Year 2011(In Millions)	Division I	Division II	Division III	Division IV	Division V	Total Segments
Revenues
Finance Charges Earned	$ 16.0	$ 25.0	$ 25.5	$ 23.0	$ 19.3	$ 108.8
Insurance Income	2.8	9.7	9.5	4.7	4.8	31.5
Other	.1	2.0	1.8	1.1	1.6	6.6
	18.9	36.7	36.8	28.8	25.7	146.9
Expenses:
Interest Cost	1.3	2.9	3.0	2.6	1.8	11.6
Provision for Loan Losses	3.3	5.1	5.9	4.1	3.4	21.8
Depreciation	.4	.5	.5	.5	.4	2.3
Other	8.5	11.9	12.5	11.1	10.6	54.6
	13.5	20.4	21.9	18.3	16.2	90.3

Segment Profit	$ 5.4	$ 16.3	$ 14.9	$ 10.5	$ 9.5	$ 56.6

Segment Assets:
Net Receivables	$ 40.4	$ 87.3	$ 88.2	$ 80.2	$ 56.2	$352.3
Cash	.4	.8	.9	.6	.7	3.4
Net Fixed Assets	1.0	1.6	1.5	1.6	1.1	6.8
Other Assets	.0	.1	.0	.1	.1	.3
Total Segment Assets	$ 41.8	$ 89.8	$ 90.6	$ 82.5	$ 58.1	$362.8

RECONCILIATION:	2011 (In Millions)
Revenues:
Total revenues from reportable segments	$ 146.9
Corporate finance charges earned not allocated to segments	.1
Corporate investment income earned not allocated to segments	2.9
Timing difference of insurance income allocation to segments	7.9
Other revenues not allocated to segments	.1
Consolidated Revenues	$157.9

Net Income:
Total profit or loss for reportable segments	$ 56.6
Corporate earnings not allocated	10.9
Corporate expenses not allocated	(35.3)
Income taxes not allocated	(3.1)
Consolidated Net Income	$ 29.1

Assets:
Total assets for reportable segments	$362.8
Loans held at corporate level	2.2
Unearned insurance at corporate level	(15.2)
Allowance for loan losses at corporate level	(21.4)
Cash and cash equivalents held at corporate level	18.5
Investment securities at corporate level	107.7
Fixed assets at corporate level	2.6
Other assets at corporate level	7.7
Consolidated Assets	$464.9